Risk and Capital Management (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 909,422	R$ 822,590
Percentage of loan operations and lease operations portfolio	100.00%	100.00%
Lower risk [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 768,126	R$ 704,867
Medium [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	71,603	58,219
Higher risk [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	10,525	8,984
Credit Impaired [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	59,168	50,520
Stage One [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 763,552	R$ 702,164
Percentage of loan operations and lease operations portfolio	84.00%	85.40%
Stage One [member] | Lower risk [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 705,625	R$ 662,839
Stage One [member] | Medium [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	57,508	38,980
Stage One [member] | Higher risk [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	419	345
Stage Two [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 86,702	R$ 69,906
Percentage of loan operations and lease operations portfolio	9.50%	8.50%
Stage Two [Member] | Lower risk [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 62,501	R$ 42,028
Stage Two [Member] | Medium [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	14,095	19,239
Stage Two [Member] | Higher risk [member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	10,106	8,639
Stage three [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 59,168	R$ 50,520
Percentage of loan operations and lease operations portfolio	6.50%	6.10%
Stage three [Member] | Credit Impaired [Member]
IfrsStatementLineItems [Line Items]
Loan operations and lease operations portfolio	R$ 59,168	R$ 50,520